Performance Management	Feb. 01, 2026
Ambrus Core Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and performance table shown below provide some indication of the risks of investing in the Fund by showing the Fund’s performance for the past calendar year and by showing how the Fund’s average annual returns for one year and since inception periods compared with a broad-based securities market index that reflects the performance of the overall market applicable to the Fund and an additional index that represent the market sectors in which the Fund primarily invests. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.ambrusfunds.com or by calling the Fund toll-free at (833) 996-2101.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table shown below provide some indication of the risks of investing in the Fund by showing the Fund’s performance for the past calendar year and by showing how the Fund’s average annual returns for one year and since inception periods compared with a broad-based securities market index that reflects the performance of the overall market applicable to the Fund and an additional index that represent the market sectors in which the Fund primarily invests.
Bar Chart [Table]

Bar Chart Closing [Text Block]	During the periods shown in the chart:
Best Quarter	Worst Quarter
4.78%	(1.15)%
(December 31, 2023)	(December 31, 2024)

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	4.78%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(1.15%)
Lowest Quarterly Return, Date	Dec. 31, 2024
Performance Table Heading	Ambrus Core Bond Institutional Class Shares Average Annual Total Returns for the periods ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Ambrus Core Bond Institutional Class Shares Average Annual Total Returns for the periods ended December 31, 2025	1 Year	Since Inception (September 6, 2022)
Institutional Class Shares Return Before Taxes	7.05%	4.99%
Return After Taxes on Distributions[1]	5.06%	3.07%
Return After Taxes on Distributions and Sale of Shares	4.15%	2.98%
Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)[2]	7.30%	3.75%
Bloomberg Intermediate U.S. Government/Credit Bond Index (reflects no deductions for fees, expenses or taxes)[2]	6.97%	4.34%

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[2]

The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (MBS) (agency fixed-rate pass-throughs), and asset-backed securities (ABS).

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deductions for fees, expenses or taxes
Performance Table Closing [Text Block]

The Fund will retain the Bloomberg U.S. Intermediate Government/Credit Bond Index as its additional benchmark for comparison of performance, portfolio asset allocation and positioning, security selection, duration, and overall active management decision-making. The Bloomberg U.S. Intermediate Government/Credit Bond Index is an unmanaged index that includes the non-securitized components of the U.S. Aggregate Index with less than 10 years to maturity. The index includes investment grade, USD-denominated, fixed-rate treasuries, government-related and corporate securities. It is not possible to invest directly in an index.

Performance Availability Website Address [Text]	www.ambrusfunds.com
Performance Availability Phone [Text]	(833) 996-2101
Ambrus Tax-Conscious California Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and performance table shown below provide some indication of the risks of investing in the Fund by showing the Fund’s performance for the past calendar year and by showing how the Fund’s average annual returns for one year and since inception periods compared with a broad-based securities market index that reflects the performance of the overall market applicable to the Fund and an additional index that represent the market sectors in which the Fund primarily invests. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.ambrusfunds.com or by calling the Fund toll-free at (833) 996-2101.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table shown below provide some indication of the risks of investing in the Fund by showing the Fund’s performance for the past calendar year and by showing how the Fund’s average annual returns for one year and since inception periods compared with a broad-based securities market index that reflects the performance of the overall market applicable to the Fund and an additional index that represent the market sectors in which the Fund primarily invests.
Bar Chart [Table]

Bar Chart Closing [Text Block]	During the periods shown in the chart:
Best Quarter	Worst Quarter
4.34%	(1.60)%
(December 31, 2023)	(September 30, 2023)

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	4.34%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(1.60%)
Lowest Quarterly Return, Date	Sep. 30, 2023
Performance Table Heading	Ambrus Tax-Conscious California Bond Institutional Class Shares Average Annual Total Returns for the periods ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Ambrus Tax-Conscious California Bond Institutional Class Shares Average Annual Total Returns for the periods ended December 31, 2025	1 Year	Since Inception (October 3, 2022)
Institutional Class Shares Return Before Taxes	3.55%	3.95%
Return After Taxes on Distributions[1]	3.17%	3.53%
Return After Taxes on Distributions and Sale of Shares	3.24%[2]	3.47%
Bloomberg Municipal Bond Index (reflects no deductions for fees, expenses or taxes)[3]	4.25%	4.77%
Bloomberg California Municipal Inter-Short (1-10 Year) Index (reflects no deductions for fees, expenses or taxes)[3]	5.03%	4.00%

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[2]	The “Return After Taxes on Distributions and Sale of Shares” is higher than the “Return After Taxes on Distributions” because of realized losses that would have been sustained upon sale of Fund shares immediately after the relevant period.
[3]

The Bloomberg U.S. Municipal Index covers the USD-denominated long-term tax exempt bond market, comprised of state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deductions for fees, expenses or taxes
Performance Table Closing [Text Block]

The Fund will retain the Bloomberg California Municipal Inter-Short (1-10 Year) Index as its additional benchmark for comparison of performance, portfolio asset allocation and positioning, security selection, duration, and overall active management decision-making. The Bloomberg California Municipal Inter-Short (1-10 Year) Index is an unmanaged index that measures the USD-denominated investment grade tax-exempt municipal bond market consisting of bonds with maturities between 1 and 10 years and issued by municipalities in California. It is not possible to invest directly in an index.

Performance Availability Website Address [Text]	www.ambrusfunds.com
Performance Availability Phone [Text]	(833) 996-2101
Ambrus Tax-Conscious National Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and performance table shown below provide some indication of the risks of investing in the Fund by showing the Fund’s performance for the past calendar year and by showing how the Fund’s average annual returns for one year and since inception periods compared with a broad-based securities market index that reflects the performance of the overall market applicable to the Fund and an additional index that represents the market sectors in which the Fund primarily invests. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.ambrusfunds.com or by calling the Fund toll-free at (833) 996-2101.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table shown below provide some indication of the risks of investing in the Fund by showing the Fund’s performance for the past calendar year and by showing how the Fund’s average annual returns for one year and since inception periods compared with a broad-based securities market index that reflects the performance of the overall market applicable to the Fund and an additional index that represents the market sectors in which the Fund primarily invests.
Bar Chart [Table]

Bar Chart Closing [Text Block]	During the periods shown in the chart:
Best Quarter	Worst Quarter
4.61%	(1.44)%
(December 31, 2023)	(September 30, 2023)

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	4.61%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(1.44%)
Lowest Quarterly Return, Date	Sep. 30, 2023
Performance Table Heading	Ambrus Tax-Conscious National Bond Institutional Class Shares Average Annual Total Returns for the periods ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Ambrus Tax-Conscious National Bond Institutional Class Shares Average Annual Total Returns for the periods ended December 31, 2025	1 Year	Since Inception (October 3, 2022)
Institutional Class Shares Return Before Taxes	4.35%	4.34%
Return After Taxes on Distributions[1]	3.92%	3.93%
Return After Taxes on Distributions and Sale of Shares	3.75%	3.83%
Bloomberg Municipal Bond Index (reflects no deductions for fees, expenses or taxes)[3]	4.25%	4.77%
Bloomberg Municipal Inter-Short (1-10 Year) Index (reflects no deductions for fees, expenses or taxes)[2]	5.01%	4.06%

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

[2]

The Bloomberg U.S. Municipal Index covers the USD-denominated long-term tax exempt bond market, comprised of state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deductions for fees, expenses or taxes
Performance Table Closing [Text Block]

The Fund will retain the Bloomberg Municipal Inter-Short (1-10 Year) Index as its additional benchmark for comparison of performance, portfolio asset allocation and positioning, security selection, duration, and overall active management decision-making. The Bloomberg Municipal Inter-Short (1-10 Year) Index is an unmanaged index that measures the USD-denominated investment grade tax-exempt municipal bond market consisting of bonds with maturities between 1 and 10 years. It is not possible to invest directly in an index.

Performance Availability Website Address [Text]	www.ambrusfunds.com
Performance Availability Phone [Text]	(833) 996-2101